Commitments & Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease expense
The components of lease expense, are as follows:

	For the Nine Months Ended September 30,
Components of lease expense:	2023	2022
Operating lease cost	$151,282	$141,447
Lease impairment cost	—	303,327
Sublease income	(153,248)	(126,992)

Total lease (income) cost	$(1,966)	$317,782

The components of lease expense, are as follows:

Components of lease expense:	For the Year Ended December 31, 2022
Operating lease cost	$191,483
Short-term lease cost	—
Lease impairment cost	303,327
Sublease income	(177,588)

Total lease cost	$317,222

Schedule of supplemental cash flow information related to leases
Supplemental cash flow information related to leases are as follows:

	For the Nine Months Ended September
Supplemental cash flow information:	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$129,705	$111,048
Non-cash impairment of right to use assets (operating cash flow)	—	(303,327)
Change in lease liabilities (operating cash flow)	(211,204)	(176,664)
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$762,603

Supplemental cash flow information related to leases are as follows:

Supplemental cash flow information:	For the Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$152,018
Non-cash impairment of right to use assets (operating cash flow)	(303,327)
Change in lease liabilities (operating cash flow)	(243,596)
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	762,603

Schedule of supplemental balance sheet information related to leases
Supplemental balance sheet information related to leases was as follows:

Operating leases:	September 30, 2023	December 31, 2022
Operating lease right-of-use assets	$177,553	$307,258
Operating lease liability, current	305,450	284,963
Operating lease liability, long-term	2,352	234,043

Total operating lease liabilities	$307,802	$519,006

Weighted-average remaining lease term:	September 30, 2023	December 31, 2022
Operating leases (in years)	1.01	1.76

Weighted-average discount rate:	September 30, 2023	December 31, 2022
Operating leases	6.75%	6.74%

Supplemental balance sheet information related to leases was as follows:

Operating leases:	As of December 31, 2022
Operating lease right-of-use assets	$307,258

Operating lease liability, current	284,963
Operating lease liability, long-term	234,043

Total operating lease liabilities	$519,006

Weighted-average remaining lease term:	As of December 31, 2022
Operating leases (in years)	1.76

Weighted-average discount rate:	As of December 31, 2022
Operating leases	6.74%

Schedule of future minimum lease payments under non-cancellable lease
Future minimum lease payments under
non-cancellable
lease as of September 30, 2023, are as follows:

Maturities of lease liabilities:
Year Ending December 31,
Remainder of 2023	$78,546
2024	240,818

Total undiscounted cash flows	319,364

Less discounting	(11,562)

Present value of lease liabilities	$307,802

Future minimum lease payments under
non-cancellable
lease as of December 31, 2022, are as follows:

Maturities of lease liabilities:
Year Ending December 31, 2023	$311,327
2024	240,818

Total undiscounted cash flows	552,145

Less discounting	(33,139)

Present value of lease liabilities	$519,006

Schedule of future minimum lease payments under non-cancellable leases	Future minimum lease payments under
non-cancellable
leases as of December 31, 2021 were as follows:

Future minimum lease payments:
Year Ending December 31, 2022	$276,888
2023	283,549
2024	217,096

Total future minimum payments	$777,533